Debt - Narrative (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Feb. 29, 2020 USD ($)	Mar. 31, 2023 USD ($) lineOfCredit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Note balance					$ 21,661,596	$ 22,109,820
Notes payable, related party		$ 500,000	$ 500,000		535,000	0
Maximum borrowing capacity						33,000,000.0
Net proceeds from lines of credit						4,795,213	$ 2,575,552
Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, face amount	$ 200,000	$ 1,300,000	$ 1,300,000
Interest rate (as a percent)	15.00%	30.00%	30.00%
Debt instrument term	9 months	6 months	6 months
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,500,000
Minimum | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,000	$ 10,000
Maximum | Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument, face amount		$ 200,000	$ 200,000
Notes Payable
Debt Instrument [Line Items]
Note balance						2,062,318	$ 2,062,318
Daily late charge					$ 575
Debt instrument, face amount				$ 2,300,000
Interest rate (as a percent)				4.25%
Debt instrument term				48 months
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit					4
Maximum borrowing capacity					$ 33,000,000.0
Net proceeds from lines of credit					12,900,000
Remaining borrowing capacity					$ 3,800,000	3,800,000
Line of Credit | Revolving Credit Facility | Capital Expenditure Line of Credit
Debt Instrument [Line Items]
Number of lines of credit | lineOfCredit					1
Maximum borrowing capacity					$ 100,000	$ 500,000
Line of Credit | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term					1 year
Line of Credit | Minimum | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.50%
Line of Credit | Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term					5 years
Line of Credit | Maximum | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					4.25%
Alan Martin | Notes Payable
Debt Instrument [Line Items]
Note balance					$ 2,900,000			$ 2,900,000
Interest payable, current					$ 1,800,000			$ 1,200,000
Default rate (as a percent)					10.00%